Allowance for Credit Losses - Non-accrual Basis By Loan Class (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 140,302,000	$ 169,136,000	$ 47,170,000
Non-accrual loans with no credit allowance	78,654,000	76,313,000
Reduced interest income on non-accrual loans	10,580,000	12,661,000	$ 6,614,000
Commercial, financial and agricultural | Domestic | Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	52,397,000	52,110,000
Non-accrual loans with no credit allowance	51,513,000	51,276,000
Commercial real estate | Domestic | Commercial real estate construction development
Loan loss allowances, financing receivable past due
Non-accrual loans, total		8,195,000
Non-accrual loans with no credit allowance		73,000
Commercial real estate | Domestic | Commercial real estate: farmland & commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	45,066,000	65,733,000
Non-accrual loans with no credit allowance	22,003,000	24,757,000
Commercial real estate | Domestic | Commercial real estate: multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	42,787,000	42,964,000
Non-accrual loans with no credit allowance	5,086,000	73,000
Real estate - mortgage | Domestic | Residential First Lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	52,000	134,000
Non-accrual loans with no credit allowance	$ 52,000	$ 134,000